Other Long-Term Receivable (Tables)	6 Months Ended
Mar. 31, 2023
Other Long-Term Receivable [Abstract]
Schedule of other long-term receivable
	March 31,	September 30,
	2023	2022
	(Unaudited)
Escrow deposits for IPO proceeds	$400,000	$400,000
Long- term deposits for contracts performance	324,119	313,986
Other long-term receivables	20,348	109,130
Total	$744,467	$823,116